RESTRICTED NET ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RESTRICTED NET ASSETS
Restricted net assets	$ 371,931	$ 376,387
Restricted assets attributable to VIEs	150,103	159,740
Statutory reserves	$ 221,828	$ 216,647